April 28, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549

Re:	Dreyfus BASIC Money Market Fund, Inc.
File No.: 811-6604

Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended February 28, 2009.

Please direct any questions or comments to the attention of the undersigned at (212) 922-6815.

Very truly yours,

/s/ Maria R. Rodriguez Maria R. Rodriguez Paralegal

MRR/ Enclosure